Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases with Non Cancelable Terms
Future minimum lease payments at December 31, 2014, under operating leases with non-cancelable terms are as follows:

Dollars in Thousands	Year Ended December 31,
2015	$13,188
2016	8,481
2017	7,168
2018	5,857
2019	4,504
Thereafter	8,459
Total	$47,657